As filed with the Securities and Exchange Commission on February 15, 2011

Securities Act File No. 33-63943

Investment Company Act File No. 811-04661

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933

Post-Effective Amendment No. 21 (X)

and

Registration Statement Under The Investment Company Act of 1940

Amendment No. 29 (X)

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices, including Zip Code)

(973) 367-7521

(Registrant’s Telephone Number, including Area Code)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

(X)	immediately upon filing pursuant to paragraph (b).
on (----) pursuant to paragraph (b) of rule 485.
60 days after filing pursuant to paragraph (a)(1).
on (----) pursuant to paragraph (a)(1).
75 days after filing pursuant to paragraph (a)(2).
on (----) pursuant to paragraph (a)(2) of rule 485.
on(----) pursuant to paragraph (a)(3) of rule 485.
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 15th day of February, 2011.

PRUDENTIAL SECTOR FUNDS, INC.

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

* Kevin J. Bannon		Director

* Scott E. Benjamin		Director

* Linda W. Bynoe		Director

* Michael S. Hyland		Director

* Douglas H. McCorkindale		Director

* Stephen P. Munn		Director

* Richard A. Redeker		Director

* Judy A. Rice		Director and President-Principal Executive Officer

* Robin B. Smith		Director

* Stephen G. Stoneburn		Director

* Grace C. Torres		Treasurer and Principal Financial and Accounting Officer

*By:	/s/ Jonathan D. Shain	Attorney-in-Fact	February 15, 2011
Jonathan D. Shain

* Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase